HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Communications - 2.9%
Internet Media & Services - 2.9%
Alphabet, Inc. - Class C (a)	9,720	$ 1,690,891

Consumer Discretionary - 11.8%
E-Commerce Discretionary - 3.3%
Amazon.com, Inc. (a)	11,000	1,940,840

Home Construction - 2.0%
Lennar Corporation - Class A	7,300	1,170,555

Leisure Facilities & Services - 4.8%
Chipotle Mexican Grill, Inc. (a)	590	1,846,417
Starbucks Corporation	12,170	976,277
		2,822,694
Retail - Discretionary - 1.7%
AutoZone, Inc. (a)	365	1,011,028

Consumer Staples - 2.6%
Beverages - 0.5%
PepsiCo, Inc.	1,580	273,182

Food - 0.9%
Mondelez International, Inc. - Class A	7,810	535,219

Retail - Consumer Staples - 1.2%
Dollar General Corporation	5,300	725,623

Energy - 6.4%
Oil & Gas Producers - 1.9%
Exxon Mobil Corporation	9,520	1,116,315

Oil & Gas Services & Equipment - 4.5%
Baker Hughes Company	43,390	1,452,697
Schlumberger Ltd.	25,110	1,152,298
		2,604,995

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Financials - 12.8%
Asset Management - 1.9%
Blue Owl Capital, Inc.	32,000	$ 575,680
Charles Schwab Corporation (The)	7,500	549,600
		1,125,280
Banking - 2.1%
JPMorgan Chase & Company	6,180	1,252,254

Institutional Financial Services - 2.8%
Goldman Sachs Group, Inc. (The)	1,200	547,824
Morgan Stanley	10,980	1,074,283
		1,622,107
Insurance - 2.7%
Marsh & McLennan Companies, Inc.	7,604	1,578,438

Specialty Finance - 3.3%
American Express Company	8,010	1,922,400

Health Care - 9.8%
Biotech & Pharma - 4.8%
AbbVie, Inc.	4,550	733,642
Eli Lilly & Company	2,230	1,829,358
Pfizer, Inc.	8,750	250,775
		2,813,775
Health Care Facilities & Services - 1.0%
UnitedHealth Group, Inc.	1,115	552,338

Medical Equipment & Devices - 4.0%
Danaher Corporation	4,980	1,278,864
Illumina, Inc. (a)	3,505	365,501
Thermo Fisher Scientific, Inc.	1,250	709,975
		2,354,340
Industrials - 12.7%
Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	4,000	588,840

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Industrials - 12.7% (Continued)
Engineering & Construction - 1.8%
Fluor Corporation (a)	24,830	$ 1,077,622

Industrial Intermediate Products - 2.2%
Chart Industries, Inc. (a)	8,300	1,303,349

Industrial Support Services - 4.2%
Grainger (W.W.), Inc.	1,300	1,197,898
United Rentals, Inc.	1,870	1,251,797
		2,449,695
Machinery - 1.7%
Lincoln Electric Holdings, Inc.	5,180	1,017,145

Transportation & Logistics - 1.8%
CSX Corporation	30,718	1,036,732

Materials - 2.6%
Chemicals - 0.8%
Sherwin-Williams Company (The)	1,620	492,156

Steel - 1.8%
Nucor Corporation	6,170	1,041,805

Real Estate - 2.5%
REITs - 2.5%
Prologis, Inc.	6,943	767,132
Weyerhaeuser Company	22,320	670,270
		1,437,402
Technology - 31.2%
Semiconductors - 16.3%
Advanced Micro Devices, Inc. (a)	13,510	2,254,819
KLA Corporation	3,710	2,817,857
NVIDIA Corporation	4,110	4,505,916
		9,578,592
Software - 7.7%
Adobe, Inc. (a)	2,200	978,472

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Technology - 31.2% (Continued)
Software - 7.7% (Continued)
Microsoft Corporation	5,700	$ 2,366,241
Salesforce, Inc.	5,020	1,176,889
		4,521,602
Technology Hardware - 4.7%
Apple, Inc.	7,250	1,393,812
Ciena Corporation (a)	10,900	525,053
Cisco Systems, Inc.	18,260	849,090
		2,767,955
Technology Services - 2.5%
Visa, Inc. - Class A	5,330	1,452,212

Utilities - 0.4%
Electric Utilities - 0.4%
AES Corporation (The)	11,390	245,910

Total Common Stocks (Cost $33,470,422)		$ 56,123,291

MONEY MARKET FUNDS - 4.2%	Shares	Value
First American Government Obligations Fund - Class X, 5.24% (b) (Cost $2,484,822)	2,484,822	$ 2,484,822

Investments at Value - 99.9% (Cost $35,955,244)		$ 58,608,113

Other Assets in Excess of Liabilities - 0.1%		29,382

Net Assets - 100.0%		$ 58,637,495

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.